Subsequent Event (Details) $ / shares in Units, bbl in Thousands, $ in Millions				12 Months Ended
	Sep. 01, 2017 USD ($)	Mar. 01, 2017 mi bbl	Jan. 26, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Subsequent Event [Line Items]
Distribution declared per common unit (in dollars per share)				$ 3.01	$ 3.17	$ 1.85
Subsequent Event
Subsequent Event [Line Items]
Distribution declared per common unit (in dollars per share)			$ 0.4125
Distribution made to limited partner (in dollars per share)			$ 1.65
Length of pipeline | mi		1,172
Throughput capacity per day | bbl		40
Subsequent Event | Propane Marketing Services
Subsequent Event [Line Items]
Cash proceeds from divestiture of business | $	$ 170.0